UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09157
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust                                                                        as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.8%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,034,490
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,665,959
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	505,960
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,949,289
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,018,400
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,537,350
		$12,711,448
Electric Utilities — 3.4%
$2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,465,350
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25 (1)(2)	314,982
900	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37 (1)(2)	896,697
		$3,677,029
Escrowed / Prerefunded — 2.0%
$405	Santa Margarita Water District, Prerefunded to 7/1/09, 6.20%, 9/1/20	$432,564
1,590	Tahoe Forest Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	1,680,137
		$2,112,701
General Obligations — 7.8%
$3,500	California, 5.50%, 11/1/33	$3,664,360
4,790	San Francisco Bay Area Rapid Transit District (Election of 2004), 4.75%, 8/1/37	4,755,752
		$8,420,112
Hospital — 28.9%
$4,200	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$4,178,034
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	765,315
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,810,885

$1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$1,709,382
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	821,202
3,100	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,105,270
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,679,139
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,800,120
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,558,575
1,500	Duarte, Hope National Medical Center, (City of Hope), 5.25%, 4/1/24	1,511,610
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,020,760
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	415,949
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,033,620
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,980,140
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,689,594
2,000	Washington Township Health Care District, 5.25%, 7/1/29	2,004,320
		$31,083,915
Housing — 1.1%
$747	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$780,668
431	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	446,469
		$1,227,137
Industrial Development Revenue — 2.1%
$2,500	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	$2,221,625
		$2,221,625
Insured-Education — 5.9%
$3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	$3,337,951
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,032,430
		$6,370,381
Insured-Electric Utilities — 9.5%
$3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,364,692
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,627,075

$3,625	Los Angeles Department of Water and Power, Power System Revenues, (FSA), 4.625%, 7/1/37	$3,510,740
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.135%, 7/1/16 (1)(2)	671,280
		$10,173,787
Insured-Escrowed/Prerefunded — 6.4%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,130,899
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/30	2,636,450
1,995	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	2,101,686
		$6,869,035
Insured-General Obligations — 18.5%
$1,650	California, RITES, (AMBAC), Variable Rate, 6.615%, 5/1/26 (1)(2)	$1,952,461
4,000	California, (CIFG), 4.50%, 12/1/36	3,668,240
7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	1,643,390
4,825	Coast Community College District, (FSA), 0.00%, 8/1/35	1,070,233
2,500	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (1)(2)	2,876,400
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (3)	5,365,056
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,364,296
		$19,940,076
Insured-Hospital — 6.7%
$3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (4)	$3,289,760
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (3)	3,887,674
		$7,177,434
Insured-Lease Revenue / Certificates of Participation — 8.0%
$6,500	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17 (5)	$4,186,975
10,750	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,395,997
		$8,582,972
Insured-Special Tax Revenue — 4.4%
$24,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$2,190,336
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	639,581
8,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,204,876
5,270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	719,408
		$4,754,201

Insured-Transportation — 8.7%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,662,100
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,395,600
750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	812,908
1,500	San Francisco City and County Airports Commission, (FGIC), (AMT), Variable Rate, 6.612%, 5/1/30 (1)(2)	1,507,920
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,944,500
		$9,323,028
Insured-Water and Sewer — 2.2%
$2,700	Calleguas Las Virgenes Public Financing Authority (Municipal Water District), (MBIA), 4.25%, 7/1/32	$2,410,128
		$2,410,128
Insured-Water Revenue — 5.3%
$4,400	Los Angeles, Department of Water and Power, Water Revenue (MBIA), 3.00%, 7/1/30	$3,290,892
2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	2,460,924
		$5,751,816
Lease Revenue/Certificates of Participation — 4.1%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,377,000
		$4,377,000
Other Revenue — 3.6%
$385	California Infrastructure & Economic Development Bank, (Performing Arts Center of Los Angeles County), 5.00%, 12/1/32	$384,750
580	California Infrastructure & Economic Development Bank, (Performing Arts Center of Los Angeles County), 5.00%, 12/1/37	575,928
3,350	Golden State Tobacco Securitization Corp., 5.125%, 6/1/47	2,969,474
		$3,930,152
Senior Living / Life Care — 0.7%
$175	California Statewide Communities Development Authority, (Presbyterian Senior Living), 4.75%, 11/15/26	$159,250
700	California Statewide Communities Development Authority, (Presbyterian Senior Living), 4.875%, 11/15/36	631,554
		$790,804
Special Tax Revenue — 17.9%
$1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,474,065
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	274,013
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	426,323

$1,665	Corona Public Financing Authority, 5.80%, 9/1/20	$1,669,013
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	189,236
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	464,310
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,631,563
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	477,570
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,346,342
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	427,262
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	762,120
2,450	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,524,554
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,024,462
640	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	658,170
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,376,344
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,136,774
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	251,143
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	501,870
250	Temecula Unified School District, 5.00%, 9/1/27	236,545
400	Temecula Unified School District, 5.00%, 9/1/37	371,052
500	Turlock Public Financing Authority, 5.45%, 9/1/24	503,835
500	Tustin Community Facilities District, 6.00%, 9/1/37 (6)	510,360
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,012,680
		$19,249,606
Transportation — 1.1%
$1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,144,529
		$1,144,529
Total Tax-Exempt Investments — 160.1% (identified cost $169,714,937)		$172,298,916
Other Assets, Less Liabilities — (5.3)%		$(5,678,029)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.8)%		$(59,000,000)
Net Assets Applicable to Common Shares — 100.0%		$107,620,887

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 47.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 18.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $6,267,279 or 5.8% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	When-issued security.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/07	71 U.S. Treasury Bond	Short	$(7,937,885)	$(7,920,938)	$16,947

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$2,575,000	5.732%	3 month	May 16, 2008/	$(103,328)
			USD-LIBOR-BBA	May 16, 2038
Lehman Brothers, Inc.	$4,250,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(24,208)
Merrill Lynch Capital Services, Inc.	$6,825,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(375,329)
					$(502,865)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$161,851,367
Gross unrealized appreciation	$5,493,163
Gross unrealized depreciation	(2,565,613)
Net unrealized appreciation	$2,927,550

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2007